Goodwill and Acquired Intangibles - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,373	$ 5,351
Accumulated Amortization	3,678	3,439
Distribution rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,545	2,546
Accumulated Amortization	1,566	1,443
Product know-how
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	552	552
Accumulated Amortization	465	441
Customer base
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,358	1,356
Accumulated Amortization	837	777
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	638	621
Accumulated Amortization	569	545
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	280	276
Accumulated Amortization	$ 241	$ 233